Short-Term Investment	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT-TERM INVESTMENT

NOTE 4:- SHORT-TERM INVESTMENT

The Company holds 356,803 shares of Wize Pharma Inc. as of December 31, 2019 and December 31, 2018 which as of such date represents 2.2% and 3.9% percent of Wize Pharma Inc.'s outstanding shares, respectively. The shares are measured at fair value through profit or loss.